Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2018
Net of accumulated depreciation	$766,883	$71,809	$253,128	$244,863	$1,336,683
Additions	106,701	25,423	—	16,896	149,020
Disposals	—	(396)	—	(937)	(1,333)
Depreciation and amortization	(68,935)	—	—	(78,354)	(147,289)
Depreciation charge captured in inventory	(12,620)	—	—	—	(12,620)
Impairment charge	(2,144)	(25,113)	—	(532)	(27,789)
Transfers	(115,726)	1,652	(3,897)	117,971	—
Closure and decommissioning – changes in estimate	4,330	—	—	—	4,330
As at December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

Cost as at December 31, 2018	$1,997,880	$104,614	$668,358	$939,993	$3,710,845
Accumulated depreciation and impairments	(1,319,391)	(31,239)	(419,127)	(640,086)	(2,409,843)
Carrying value – December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2017
Net of accumulated depreciation	$694,501	$58,578	$259,953	$209,695	$1,222,727
Additions	120,098	4,066	—	23,938	148,102
Acquisition of Argentine projects	—	40,315	—	30	40,345
Disposals	—	—	(195)	(2,710)	(2,905)
Depreciation and amortization	(53,124)	—	—	(69,764)	(122,888)
Depreciation charge captured in inventory	(4,104)	—	—	—	(4,104)
Impairment reversal	27,531	6,892	1,317	25,814	61,554
Transferred to assets held for sale	—	—	(7,947)	(2)	(7,949)
Transfers	(22,400)	(38,042)	—	57,862	(2,580)
Closure and decommissioning – changes in estimate	4,381	—	—	—	4,381
As at December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

Cost as at December 31, 2017	$2,018,937	$77,242	$653,216	$889,655	$3,639,050
Accumulated depreciation and impairments	(1,252,054)	(5,433)	(400,088)	(644,792)	(2,302,367)
Carrying value – December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

	December 31, 2018			December 31, 2017
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron mine, Peru	$207,360	$(114,288)	$93,072	$196,111	$(107,970)	$88,141
Morococha mine, Peru	243,603	(149,120)	94,483	230,932	(135,868)	95,064
Alamo Dorado mine, Mexico	126,960	(126,960)	—	194,023	(194,023)	—
La Colorada mine, Mexico	301,706	(121,940)	179,766	279,541	(100,970)	178,571
Dolores mine, Mexico	1,529,751	(981,948)	547,803	1,485,200	(908,651)	576,549
Manantial Espejo mine, Argentina	367,105	(362,293)	4,812	367,573	(353,322)	14,251
San Vicente mine, Bolivia	137,394	(86,663)	50,731	131,038	(79,595)	51,443
Other	23,994	(16,265)	7,729	24,174	(16,447)	7,727
Total	$2,937,873	$(1,959,477)	$978,396	$2,908,592	$(1,896,846)	$1,011,746

Land and Non-Producing Properties:
Land	$4,677	$(1,096)	$3,581	$4,990	$(1,234)	$3,756
Navidad project, Argentina	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Minefinders projects, Mexico	91,362	(36,975)	54,387	73,956	(16,929)	57,027
Morococha, Peru	9,674	—	9,674	9,674	—	9,674
Argentine projects(1)(2)	69,774	(24,939)	44,835	44,376	—	44,376
Other	30,908	(11,255)	19,653	30,885	(11,257)	19,628
Total non-producing properties	$772,972	$(450,366)	$322,606	$730,458	$(405,521)	$324,937
Total mineral properties, plant and equipment	$3,710,845	$(2,409,843)	$1,301,002	$3,639,050	$(2,302,367)	$1,336,683